Tangible Assets - Investment Property (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment property
Fair value of investment property	€ 2,435	€ 2,583	€ 6,097
Gross unrealized gains	€ 128	€ 67	€ 112